Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or GAAP.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

From time to time, certain immaterial amounts in prior years’ financial statements may be reclassified to conform to the current year’s presentation.

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.

Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, corporate bonds and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in shareholders’ equity, unless a security is other than temporarily impaired. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive (loss) income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first-in-first-out (FIFO) method for determining the cost of securities.

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease.

The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer equipment. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology and customer relationships. Core technology acquired by the Company is amortized over its estimated useful life on a straight-line basis.

Some of the acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer relationships as compared to the straight-line method. All other acquired customer relationships are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i) net change in fair value of available-for-sale securities;

(ii) net change in fair value of cash flow hedges; and

(iii) net actuarial gains and losses on defined benefit plans.

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, combined license and service revenue is generally recognized over the course of these long-term projects, using the percentage of completion method of accounting, usually based on a percentage that incurred labor effort to date bears to total projected labor effort. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit. Significant judgment is required when estimating total labor effort and progress to completion on these arrangements, as well as whether a loss is expected to be incurred on the project.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Contingent subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization, implementation and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced, volume of data processed or subscriber count, depending on the specific contract terms of the managed services arrangement. Typically, managed services contracts are long term in duration and are not subject to seasonality. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement as well as, in some cases, possesses other attributes such as latitude in determining prices and selecting suppliers. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis. Revenue from third-party sales is included in service revenue and was less than 10% of total revenue in each of fiscal 2014, 2013 and 2012. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross amount as the Company is the primary obligor under the arrangement.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. The Company’s multiple element arrangements are comprised of a variety of different combinations of the deliverables mentioned above. For multiple element arrangements within the scope of software revenue recognition guidance, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). In the absence of fair value for a delivered element the Company uses the residual method. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably upon commencement of the maintenance services. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Under the guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance, the Company allocates revenue to each element based upon the relative fair value. Fair value would be allocated by using a hierarchy of 1) VSOE, 2) third-party evidence of selling price for that element, or 3) estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

In certain circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include expenses incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables.

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts. Estimated losses on contracts accounted for using the percentage of completion method of accounting are recognized in the period in which the loss is identified. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers and other third-party services, when the related revenue is recorded at the gross amount. Customers purchasing third-party products and services from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. As of September 30, 2014, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 32%, which was lower than its respective portion of total revenue. As of September 30, 2013, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 25%, which was lower than its respective portion of total revenue.

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive (loss) income until the hedged item is recognized in earnings as interest and other expense, net. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Standards

In May 2014, the Financial Accounting Standards Board, or FASB, issued an Accounting Standard Update, or ASU, on revenue from contracts with customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This ASU, which will be effective for the Company beginning October 1, 2017, allows for either full or modified retrospective methods of adoption and early adoption is not permitted. The Company is currently evaluating the method of adoption, as well as the effect that adoption of this ASU will have on its consolidated financial statements.

In July 2013, the FASB issued an ASU, under which an entity must present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, in the absence of certain conditions. This ASU became effective for the Company on October 1, 2014, and may result in changes in the Company’s financial statements presentation but will not affect the substantive content of the Company’s consolidated financial statements.

Adoption of New Accounting Standard

In February 2013, the FASB issued an ASU to require reclassification adjustments from other comprehensive income to be presented either in the financial statements or in the notes to the financial statements. This ASU became effective for the Company in the first quarter of fiscal 2014 and its adoption did not have a material impact on the Company’s consolidated financial statements.